Income Tax Expenses - Schedule of Amounts Recognized In Profit or Loss (Details) - USD ($) $ in Thousands	3 Months Ended	10 Months Ended	12 Months Ended
	Jun. 15, 2023	Mar. 31, 2024	Mar. 31, 2026	Mar. 31, 2025
Current Tax Expense
Current period	$ 657	$ 7,382	$ 8,301	$ 12,118
(Over)/under provision in respect of prior year	0	133	(3,876)	902
Deferred tax expense
Origination and reversal of temporary difference	0	1,198	92	169
Over provision in respect of prior year	0	(1,289)	0	0
Income tax expenses	$ 657	$ 7,424	$ 4,517	$ 13,189